LoanID	Seller Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test
69874241	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Limited Cash Out (GSE Definition)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Housing history does not meet guidelines; Guideline Violation – Escrows Collected	Housing history does not meet guidelines. Lender to provide XXX months canceled checks and/or evidence the mortgage on title open XX/XX/XXXX for $XXX held by a private party was paid off XXX+ months ago. Additional conditions may apply.; Guidelines require escrows to be collected; however, escrows were not collected as required for borrower with credit score less than XXX as reflected on the Business Pupose/DSCR=Program LTV and Loan Amount Matrix. Rate lock reflects escrow/impounds as waived.	Housing delinquency meets guidelines.; Escrow requirements met per Guidelines provided.	1	A	A	A	A	Title Issues Present	The following issues were noted: Title commitment in the loan file reflects XXX liens against the subject property. Lender to provide copy of the recordable statisfaction/release of lien for $XXX created XX/XX/XXXX and recorded as document #XXX. File does reflect that this lien will not be present on the final policy of title insurance however an endorsement was not provided.	The exception 'Title Issues Present' is cleared. Final title received showing #XXX and #XXX remvoed from policy.	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

50121089	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has XXX years at job.

17678012	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Liabilities Verification Indicator is Partial; Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Executed HELOC closure letter not provided.	Borrower liabilities verified indicator is Partial. IRS Notice of seriously delinquent federal debt reflects that this notice only included the portion of tax that was certified to the Department of State. Client to provide supporting documentation that no debt is further owed to the IRS for the tax years XXX to present. Additional conditions may apply.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Missing executed documentation HELOC is closed to future draws. Provide copy of signed request to close XXX mortgage HELOC on subject property.	Borrower liabilities verified indicator is Present; Lender issued exception for loan amount greater than XXX million dollars at XXX% for a rate term refinance. Compensating factors are XXX on mortgages last XXX months.; Lender issued exception for loan amount greater than XXX million dollars at XXX% CLTV for a rate term refinance. Compensating factors are XXX on mortgages last XXX months.; HELOC closure documentation provided	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
68590953	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

48226144	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Housing history does not meet guidelines	Housing history does not meet guidelines. The file only contains the original note and deposit receipts from the private lender’s account. There is no supporting documentation to identify those payments came from the borrower. Please provide appropriate mortgage pay history documentation or a lender exception will be required. Per lender’s guidelines section XXX Private Party/Non-Institutional Lender; A mortgage rating for a lien owned by private party or non-institutional lender will require a mortgage history to be documented with XXX (XXX) months cancelled checks or cashiers/postal checks of the past XXX (XXX) months. A VOM from a Private Party may be accepted for non-subject property(ies).	Housing delinquency meets guidelines.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
70314882	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

52745587	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX (XXX) acceptable trade lines aged individually for a minimum of XXX (XXX) years is required for LTV’s greater than XXX%. Also, XXX has the discretion to determine the acceptability of a trade line including use of a rental history. The credit report provided does not indicate XXX acceptable trade lines aged for XXX years (when excluding authorized used accounts, no evidence the borower has paid the payments). The borrower’s rental history was documented, however, there was no indication that management accepted the rental history as the sole trade line.	Change status of 'Minimum Trade Line Requirement Not Met' from Active to Acknowledged by Client.; XX/XX/XXXX - Client provided trailing documents - Lender approval: Ok per XXX to use the authorized user account for credit qualification, comp factors, XXX FICO, XXX credit, positive DSCR, subject property in overall good condition having been recently remodeled.	1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
43854959	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documentation to evidence the current status of property located at XXX.. Third Party Fraud report reflects this property is titled to both borrowers but is not listed on the REO. Provide proof this property was sold/ evidence of current PITIA. Addtional conditions may apply.	Borrower liabilities verified indicator is Present	1	A	A	A	A	1	A	A	A	A	XXX Regulations Mortgage Loan DTI Provided Test; No Compliance Findings	This loan failed the DTI provided test. XXX
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter XXX (SB XXX) or Chapter XXX (HBXXX).

See XXX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.; The loan is in compliance with all applicable laws and regulations.
This loan passed the DTI provided test. XXX
The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.
PLEASE NOTE:  This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter XXX (SB XXX) or Chapter XXX (HBXXX).

See MD Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

12623751	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

19521416	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

17824792	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Borrower Income Verification does not match Approval; Asset Documents are Incomplete	Borrower liabilities verified indicator is Partial. The fraud report provided indicates a possible undisclosed REO at XXX. Please provide documentation of housing expenses (if applicable), or evidence that the borrower has no ownership interest in the property.; The borrower income verification does not match approval. The CPA license verification was not found in the file. Per lender’s guidelines section IX. Acceptable Evidence of Self-Employed Business. If a tax preparer letter is used then the tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence is required.; Asset Documents are Incomplete: The file is missing an updated statement or printout for XXX account #XXX to document the clearing of the $XXX earnest money on XX/XX/XXXX, and the resulting ending balance available. Please provide the appropriate missing asset documentation.	Borrower liabilities verified indicator is Present; The borrower income verification does match approval; For wired XXX, the wire receipt is sufficient just as a copy of the check would be on its own per Sec; XXX, uploading wire receipt for review	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
71176602	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

97363898	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines; Minimum Trade Line Requirement Not Met	Housing history does not meet guidelines. The file does not contain the rental payment for XX/XX/XXXX or XX/XX/XXXX. Guideline section XXX Verification of Rent Payments states a rental payment history covering the last XXX months requires verification by one of the following: XXX. Legible copy of XXX months canceled checks (front and back) or money orders-amount of checks/money orders must be consistent and match the amount of monthly rent reflected on the XXX. XXX. Verification of Rent or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs of XXX% or less. XXX. Bank statements for the last twelve months which consistently show payment made for rent amount. ; Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Only XXX total tradelines are reflected on the credit report. There is no lender exception in file for borrower not meeting the minimum tradelines. Guideline section XXX Minimum Credit Depth states a minimum credit depth of three acceptable tradelines aged individually for a minimum of two years is required for LTVS greater than XXX%. For LTVs less than or equal to XXX%, three tradelines are required but only one of the tradelines needs to be seasoned greater than two years.	An exception is in file allowing the flexibility on documentation or lack thereof with XXX% LTV.; XX/XX/XXXX - Client response - provided lender approval for Exception made by XXX to take the XXX-month VOR and LOE as a Xrd trade for qualification, uploading email for review, Xnd page	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML loan with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

13746054	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
54417418	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The file is missing the XX/XX/XXXX statement for the borrower’s XXX business account #XXX to support the transfer deposit of $XXX into acct # XXX was business related deposit(s). Please provide the missing statement.	The borrower income verification does match approval	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

12132378	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

86030802	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A
32502093	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Lender used $XXX short term market analysis vs original $XXX monthly long term market analysis for rental income.	Lender approved exception in file.	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

24638379	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements.; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
69652938	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met Appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
51902098	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The credit report provided has XXX qualified trade lines. Per lender’s guidelines section XXX Minimum Credit Depth; For LTVs less than or equal to XXX%. XXX (XXX) trade lines are required but only XXX (XXX) of the trade lines needs to be seasoned greater than XXX (XXX) years.	Acknowledged by Client. XX/XX/XXXX - Client response - Ok per XXX to use existing trades for qualification, comp factors, XXX% LTV, full doc, $XXXK+ in reserves, subject in; CX condition and well maintained	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
82228665	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. The XXX Ratesheet XXX reflects the reserve requirement of XXX months for LTVs greater than XXX%.	Acknowledged by Client. XX/XX/XXXX - Client Response - Ok per XXX for reserves of less than XXX months, comp factors, XXX FICO, A grade credit, full doc, borrower on the job for over XXX years, subject property is adequately maintained and has good curb appeal.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
24516964	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The credit report provided has XXX qualified trade lines. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX (XXX) acceptable trade lines aged individually for a minimum of XXX (XXX) years is required for LTVs greater than XXX%.	A lender exception was provided to approve the XXX trade lines.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

10897224	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	Liquid Reserves are less than Guidelines Required; No Credit Findings	The liquid reserves of X.XX months or $XXXXX, is greater than or equal to the Guidelines minimum required of X.XX or $X.XX.	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: The Subject Property listed for sale on XX/XX/XXXX. Guideline section XXX Eligible Property Types states properties listed for sale within the last six months (refinance transactions) are ineligible in the Non-Prime program.	XX/XX/XXXX - Client Response - Ok per XXX to take loan where subject was listed for sale within last XXX months, comp factors, XXX% LTV, no mortgage lates in last XXX years, subject in CX condition with kitchen and bathrooms having been recently remodeled and well maintained.	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

46949950	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Borrower has more than XXX years at current residence - Borrower at current residence XXX years
42080267	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool. Additional conditions may apply. ; The loan meets all applicable credit guidelines.	Fraud report Present. No high alerts or issues on fraud report.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

76234895	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34100643	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Borrower Credit Report Indicator is Partial; Housing history does not meet guidelines	Borrower liabilities verified indicator is Partial. The file is missing evidence of HOI premium for the REO located at XXX. Please provide current HOI declarations/premium. Additional conditions may apply. ; Borrower credit report indicator is Partial. The file contains a partial broker credit report that was pulled more recently than the lender’s report. Please provide a completed broker credit report in order to compare liabilities. Additional conditions may apply. ; Housing history does not meet guidelines. Per lender’s guidelines section XXX Determining Mortgage/Rental Rating. The mortgage/rental rating for determining the mortgage pricing is determined by evaluating the ratings for the properties that the borrower owns and/or rents over the last XXX (XXX) months. The borrower’s mortgage/land contract on XXX is missing a payment history over the last XXX months. Please provide an appropriate mortgage history for this property. Additional conditions may apply.	Borrower liabilities verified indicator is Present; Borrower credit report indicator is Present; Housing delinquency meets guidelines.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
84671590	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Although the prior year P&L was used for qualifying income, the file did not contain bank statements for the most recent XXX days. Please provide the appropriate bank statements to support the YTD earnings as required by the program guidelines. Per lender’s guidelines Section IV; Alternative Documentation; XXX Only and Profit & Loss (P&L) Programs; Specific to the P&L Program; Applicant will provide bank statements for the most recent XXX days to track current year to date, which should show gross deposits consistent (within XXX%) to the revenue of the P&L.	The borrower income verification does match approval	1	A	A	A	A				1	A	A	A	A					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX. ; Borrower has stable job time - Borrower has XXX years at job.
18324549	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Housing history does not meet guidelines; Asset Documents are Incomplete	Housing history does not meet guidelines. The borrower’s mortgage on XXX is reporting on credit, however, is not rating over the last XXX months. Please provide a complete mortgage history for this property. Additional conditions may apply. Per lender’s guidelines section XXX Determining Mortgage/Rental Rating. The mortgage/rental rating for determining the mortgage pricing is determined by evaluating the ratings for the properties that the borrower owns and/or rents over the last XXX (XXX) months. ; Asset Documents are Incomplete: The file does not contain bank statement(s) for the borrower’s XXX retirement account to support the transfer/liquidation of $XXX into XXX #XXX. Please provide appropriate statements in order to satisfy source/seasoning of funds. Additional conditions may apply.

Housing delinquency meets guidelines.; Assets sourced: Statements provided detailing source of funds needed to close.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
21373748	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Fraud Report Missing; Asset Documents are Incomplete	Fraud report Missing. Provide fraud report for review.; Asset Documents are Incomplete: The Borrower took out a $XXXk bridge loan on their departing primary residence as source of funds for the purchase of the subject property. The lender of the bridge loan or promissory note is a private person and not an institutional lender. Per Lender Guidelines XXX Loan Secured by Borrower's Assets - Proceeds from a loan secured by an asset that is owned by the borrower is an acceptable source of funds for closing provided the following criteria is met: The loan must be from an institutional lender and disclosed in the liability section of the loan application at submission to underwriting, or revised accordingly.	Fraud report Present.; Acknowledged by Client - XX/XX/XXXX - Client provided lender exception approval for new bridge loan on primary to be vias a private party, comp factors, XXX FICO, XXX% purchase, S/E for over XXX years, subject property in average+ condition with numerous recent updates	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

56354915	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

94050837	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
83931093	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
67639365	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

91367970	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Guidelines section XXX Property Ownership Seasoning require the borrower to be in title for XXX days before a refinance transaction with case by case exceptions for inheritance , XXX. Borrower was Quit Claimed onto the title XX/XX/XXXX by person of unknown relationship, loan closed on XX/XX/XXXX as a cash out refinance. Lender exception is required in addition to supporting documentation regarding relationship of XXX to borrower. Additional conditions may apply.	Guideline seasoning requirement met. Audit has reviewed the lenders rebuttal and has validated the attestation provided with the information that was in the loan file, condition cleared.	1	A	A	A	A	1	A	A	A	A	XXX Spread Home Loan Test; Higher-Priced Mortgage Loan; XXX Average Prime Offer Rate APR Threshold Exceeded	HPML requirements met; This loan failed the XXX spread home loan test.
( NC GS §XX-X.XF(a)(X) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.; HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; HPML requirements met; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	HPML Compliant; HPML is compliant and allowed per lender guidelines, therefore, downgraded to A; HPML Compliant	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

27026506	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. The credit report provided has XXX qualified trade line. All other tradelines are collections or chargeoffs. A lender exception was not provided. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX (XXX) acceptable trade lines aged individually for a minimum of XXX (XXX) years is required for LTVs greater than XXX%.	Acknowledged by Client. XX/XX/XXXX - client provided lender exception approval for min trades based on comp factors, XXX trades just short by XXX months to qualify, no housing lates, S/E for XXX+ years, subject in CX condition	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Initial Loan Estimate Delivery Date Test (from application); Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than XXX% Test	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; Please provide the missing Initial LE dated XX/XX/XX (per DocMagic eSign Certificate) in order to complete TRID testing.; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Please provide the missing Initial LE dated XX/XX/XX (per DocMagic eSign Certificate) in order to complete TRID/Tolerance testing.; This loan failed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Please provide the missing Initial LE dated XX/XX/XX (per DocMagic eSign Certificate) in order to complete TRID/Tolerance testing.; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is complaint and allowed per lender guidelines, therefore, downgraded to A.; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
34542449	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval; Qualifying DTI exceeds Guideline Maximum Allowable; Fraud Report Shows Uncleared Alerts	The borrower income verification does not match approval. Full income documentation was provided on an Alternative Documentation/Bank Statement loan. There are XXX KXs in the file for the Borrower's X self-employed businesses. Total Income from both XXX KXs is $XXX per month. Total Income from both XXX KXs is $XXX per month or $XXX per year. Total Income from both Bank Statements is $XXX per month or $XXX per year. There is no documentation in the file from the lender regarding the Borrower’s income discrepancy. There is no additional documentation in the file to complete a full document income review.; Qualifying DTI of XXX exceeds guideline maximum of XXX. Full income documentation was provided on an Alternative Documentation/Bank Statement loan. There are XXX KXs in the file for the Borrower's XXX self-employed businesses. Total Income from both XXX KXs is $XXX per month or $XXX per year. Total Income from both Bank Statements is $XXX per month or $XXX per year. There is no documentation in the file from the lender regarding the Borrower’s income discrepancy. There is no additional documentation in the file to complete a full document income review.; Fraud report shows the following alerts that have not been cleared: Income Alert: The income value significantly exceeds the maximum salary range. Review income value and documentation. Owner Income $XXX Salary XXXth Percentile $XXX. There are XXX KXs in the file for the Borrower's XXX self-employed businesses. Total Income from both XXX KXs is $XXX per month or $XXX per year. Total Income from both Bank Statements is $XXX per month or $XXX per year. There is no documentation in the file from the lender regarding the Borrower’s income discrepancy. There is no additional documentation in the file to complete a full document income review.; The loan meets all applicable credit guidelines.	The borrower income verification does match approval. Client approved bank statement loan and provided Bank Statement analysis for loan file - XXX months reviewed and in alignment with bank statement program. K-X provided to confirm percentage of ownership. ; Documentation provided to support Qualifying DTI below XXX. Client approved bank statement loan and provided Bank Statement analysis for loan file - XXX months reviewed and in alignment with bank statement program. K-X provided to confirm percentage of ownership. ; Alerts from Fraud Report have been cleared. Client approved bank statement loan and provided Bank Statement analysis for loan file - XXX months reviewed and in alignment with bank statement program. K-X provided to confirm percentage of ownership.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.The compensating factor 'Calculated DTI is Less than the Guideline Maximum' is removed.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

90172294	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. The XXX reflects for a rural property the minimum credit score is XXX.	An approved exception is in file to proceed with credit score of XXX for rural property.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Initial Loan Estimate Delivery Date Test (from application); Charges That Cannot Increase Test; Charges That In Total Cannot Increase More Than XXX% Test; Homeownership Counseling Disclosure is Missing	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; Documentation Required:
Initial Application from Lender (XXX - Did not contain an Intake date) Used Broker Application that had a date of X/XX/XX and Wholesale Loan Submission form shows a date of X/XX/XX. Please provide either the initial application from XXX that contains a different application date or the missing initial LE for TRID and Tolerance testing; This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; Documentation Required:
Initial Application from Lender (XXX - Did not contain an Intake date) Used Broker Application that had a date of X/XX/XX and Wholesale Loan Submission form shows a date of X/XX/XX. Please provide either the initial application from XXX that contains a different application date or the missing initial LE for TRID and Tolerance testing; This loan failed the charges that cannot increase test.  (XX CFR §XXXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; Documentation Required:  Missing service provider list
Initial Application from Lender (XXX - Did not contain an Intake date) Used Broker Application that had a date of X/XX/XX and Wholesale Loan Submission form shows a date of X/XX/XX. Please provide either the initial application from XXX that contains a different application date or the missing initial LE for TRID and Tolerance testing; This loan failed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXXX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; The homeownership disclosure is Missing	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXXX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXXX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §XXXXX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.; This loan passed the charges that cannot increase test. (XX CFR §XXXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX(e)(X)(i).; This loan passed the charges that in total cannot increase more than XX% test. (XX CFR §XXXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXXX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX) do not exceed the comparable charges ($XXXX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX(e)(X)(vi).; The homeownership disclosure is recieved.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
64182569	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
65534900	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

33141085	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

44706135	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Only XXX tradelines reflected on the credit report that meet guideline requirements. Guideline section XXX Minimum Credit Depth states a minimum credit depth of three acceptable tradelines aged individually for a minimum of two years is required for LTVs greater than XXX%.	An exception is in file to allow for only XXX tradelines on credit report (XXX mortgages that were XXX tradeline being constantly transferred).	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
84043521	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. The XXXK gift is not listed on the final CD. There is a wire in the file showing XXXk was sent directly to the title company prior to closing.	XX/XX/XXXX - Acknowledged by Client - Ok per XXX for reserves short of XXX months, comp factors, XXX FICO, AAA credit, S/E for XXX+ years, subject in CX condition and noted as being well built	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

34020317	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The borrower’s XXX benefit began in XX/XX/XXXX, so a two-year history has not yet been established. Per lender’s guidelines section XXX, XXX. Income Documentation Chart; XXX Benefits - Required Verification includes Award Letters covering most recent XXX (XXX) years. Receipt History required is XXX (XXX) years. The calculation method is the average of income received for most recent XXX (XXX) years, or current income, whichever is lower.	XX/XX/XXXX - Acknowledged by Client. Ok per XXX to take XXX benefits and income with less than XXX years seasoning, comp factors, XXX% LTV, full doc, $XXXK+ in reserves after closing, borr is service-connected disabled veteran within the XXX.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.

44633557	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	The borrower has no mortgage history. Guideline section XXX Absense of Mortgage/Rental History states in the absence of a mortgage/rental rating covering the last XXX months, the loan will be considered on a case-by-case basis.	An exception was approved for no current housing history with max LTV XXX%, DTI XXX%, and XXX%.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

81929623	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

46936943	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	CoBorrower Employment Verification does not meet guidelines	There is no verbal verification of employment in file. Guideline section I. Expiration of Credit/Collateral Documents Verbal Verification of Employment states an applicant who is a wage earner with qualifying income requires a verbal verification of employment conducted by Funding Department within ten calendar days prior to "Closing" in wet states or "Signing" in dry states.	XX/XX/XXXX - VOE in the file dated XX/XX/XXXX is post-closing. This is not compliant with guidelines but that can't be remedied. Exception is noted for a post-closing VOE: The purpose of obtaining a VOE within XXX days of; closing is to verify continuity of income prior to closing. This VOE does satisfy to the lender that nochange to employment status has occurred, it just didn't happen prior to closing. Thank you	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

91467702	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR Risk: Non-QM Lender did not document all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	There is no documentation in the file to evidence self-employment. The Borrower was qualified using XXX months personal bank statements. Per the XXX month bank statement program, #XXX - Acceptable documentation supporting the existence of the business for the most recent XXX (XXX) years must be obtained. (Refer to the Acceptable Evidence of Self-Employed Business). Guideline section IX. Acceptable Evidence of Self-Employed Business states one from the following list may be used for verification of a current and active business. XXX. Copy of the business license covering the current business year as of the date of the application. XXX. Copy of Articles on Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date. XXX. Tax Preparer's Letter. XXX. Two years of business tax returns in the form of XXX and corresponding Schedule KX (if applicable). XXX. XXX years of business tax returns in the form of XXX and corresponding Schedule C.	XX/XX/XXXX: Audit has reviewed the guidelines for XXX. They do not have a specific timeframe for the CPA. Evidence of self-employment has been provided after closing, this has been downgraded to a B.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

22165852	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Borrower Income Verification does not match Approval	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Per lender’s guidelines section XXX Minimum Credit Depth. For LTVs less than or equal to XXX%, XXX (XXX) trade lines are required but only XXX (XXX) of the trade lines needs to be seasoned greater than XXX (XXX) years. The borrower has sufficient trade lines for XXX% LTV or less, however, the lender approved a LTV exception to XXX%. This condition is considered non-material.; The borrower income verification does not match approval. The file contains LOEs that state the borrower does not currently nor has previously been paying rent, and that borrower is a First Time Home Buyer. The ATR/Asset depletion program is not permitted in this scenario. Per lender’s guidelines section XXX First Time Home Buyer. If an FTHB, for a primary residence purchase, is absent a complete rental history for the prior XXX (XXX) consecutive months, or is currently not paying any rent, that borrower is limited to: a) XXX% maximum LTV b) XXX% maximum DTI, and c) Qualifying income with Full Doc or XXX-Month Bank Statement Programs.	The lender approved a LTV exception to XXX%.; XX/XX/XXXX - Acknowledged by Client - Exception granted from XXX to allow XXX% Max LTV with XXX% add to the rate for the exception. Ok per XXX to have XXX with FTHB, comp factors, XXX FICO, A grade credit, XXX+ months reserves after closing, subject in CX condition noted to be well maintained with an upgraded kitchen	1	A	A	A	A				1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrows and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
33670827	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX% exceeds guideline maximum of XXX%. The lender did not include the property expenses of the borrower’s departing residence on XXX in the final DTI calculation. There is no documentation in the file that would support excluding the expenses. Audit included the additional $XXX, which results in a DTI of XXX% that exceeds the lender’s maximum of XXX%. Per Lender Guidelines XXX Departure Property : A departure property is defined as the owner-occupied residence the borrower resided in prior to the purchase of the current owner-occupied residence. XXX percent (XXX%) of the market rents may be used to offset the PITIA payment of this property and is determined by one of the following: XXX. Appraiser; XXX. Internet Rental Companies (XXX); or X. Market Survey One hundred percent (XXX%) of the rents may be used to offset the PITIA payment of the property if documented by both of the following: XXX. Copy of executed rental agreement; and XXX. Proof of receipt of security deposit.	Documentation provided to support Qualifying DTI below XXX.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

84461630	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
31818359	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	1	A	A	A	A				2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: Per appraisal in file, subject property was listed for sale with XXX. Listing removed as of XX/XX/XXXX. Per Lender Guidelines 9.1 Eligible Property Types - These property types are ineligible in the Non-Prime program, but may be eligible under other XXX programs: Properties listed for sale within the last XXX months (refinance transactions).	Acknowledged by Client - Ok per XXX for refi with being listed for sale in last XXX months, comp factors, XXX FICO, AAA credit, XXX% LTV, $XXX+ in reserves, subject in XXX condition having been recently remodeled	1	A	A	A	A
68984415	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
12727465	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. The XXX states for a non-warrantable condo, it must have greater than XXX DSCR.	XX/XX/XXXX - Ok per XXX for XXX with DSCR less than XXX, comp factors, XXX FICO, A grade credit, XXX% LTV purchase, subject in CX condition with great views from its XXXth floor terrace and balcony.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

87221522	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has stable job time - Borrower has XXX years at job.

43773547	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; eSigned Documents Consent is Missing	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; The eSigned documents consent is Missing.; The loan is in compliance with all applicable laws and regulations.
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; The eSigned documents consent is Present.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

80412450	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX (XXX) acceptable trade lines aged individually for a minimum of XXX (XXX) years is required for LTVs greater than XXX%. The credit report provided has XXX qualified trade lines, however, XXX are reporting for XXX months, and XXX is reporting for XXX months. The lender permitted these trade lines as acceptable for depth, as by the time the loan closed they would have reached the required age of XXX years. This condition will be considered non-material.	A lender exception was provied for trade line/credit depth.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
71920240	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial. File documentation indicates the borrower has no access to a computer thus all documents must be wet signed. Purchase Agreement appears to be electronically signed.	The fully executed purchase contract is Present	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
96093577	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Only XXX tradelines have a minimum of two years credit depth. Guideline section XXX Minimum Credit Depth states a minimum credit depth of XXX acceptable tradelines aged individually for a minimum of XXX years is required for LTVs greater than XXX%.	The file contains an approved exception for insufficient trades up to XXX% LTV.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

89322157	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing.; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	Fraud report Present. No issues on fraud report. ; The exception 'No Credit Findings' is cleared.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

61442675	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.

46221591	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. The borrower’s verified assets are $XXX ( $XXX was not veriried) less the cash to close of $XXX. Balance of funds for reserves $XXX, short $XXX. Lender to provide evidence the EMD checks #XXX for $XXX and #XXX for $XXX were cashed, the XXX% variance can be applied andasset shortage will be within tolerance.	XX/XX/XXXX - Acknowledgment already noted on the XXX for the funds being short on reserves. If there are any further issues, can we please have more clarity? Thank you. Ok per XXX for reserves less than XXX months, comp factors, limited user of credit, no mortgage lates in last XXX months, S/E for XXX+ years	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

62146096	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. XXX rebuttal reply to XXX exception -The original appraised value is $XXX, and when compared to the desk review value of $XXX the value variance is considered to be under XXX% at XXX%. Apprasied value updated to XXXk from XXXk. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. XXX rebuttal reply to TPV exception -The original appraised value is $XXX, and when compared to the desk review value of $XXX the value variance is considered to be under XXX% at XXX%. Apprasied value updated to XXXk from XXXk. ; The loan meets all applicable credit guidelines.; The loan meets all applicable credit guidelines.	XX/XX/XXXX Client Acknowledged - Based on TPR reconciliation of $XXX, LTV of XXX% is approved on exception basis, due to being over guideline limit of XXX% for XXX loans.; XX/XX/XXXX Client Acknowledged - Based on TPR reconciliation of $XXX, LTV of XXX% is approved on exception basis, due to being over guideline limit of XXX% for XXX loans.; The exception 'No Credit Findings' is cleared.	1	A	A	A	A	Third Party Desk Review variance to appraised value exceeds XXX%	Third party Desk Review variance of XXX exceeds XXX% maximum allowed. Desk Review reflected an appraised value of $XXX vs the $XXX thus the difference was XXX%.; Property and valuations related findings were not identified on the loan.	Additional third party valuation requested to support value. Reviewed original appraisal and updated value to XXXk.	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; The loan is in compliance with all applicable laws and regulations.
Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

86359038	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Employment Verification does not meet guidelines; CoBorrower Employment Verification does not meet guidelines	CPA letter in the file does not verify the Borrower's ownership percentage. There are no other documents in the file to verify business ownership. Audit cannot validate business information with the fraud report or credit report in file. Per Lender Guidelines IX. Acceptable Evidence of Self-Employed Business - Documentation to support the borrower's self-employment in a legitimate and active business covering the most recent XXX (XXX) years, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc). XXX will accept the items listed below to support the borrower's selfemployed business: XXX. Tax Preparer’s Letter: (iii) percentage of borrower’s ownership in the business entity.; CPA letter in the file does not verify the Borrower's ownership percentage. There are no other documents in the file to verify business ownership. Audit cannot validate business information with the fraud report or credit report in file. Per Lender Guidelines IX. Acceptable Evidence of Self-Employed Business - Documentation to support the co-borrower's self-employment in a legitimate and active business covering the most recent XXX (XXX) years, as of the application date, must be obtained on income documentation programs that are less than Full Doc (i.e.: Alt Doc). XXX will accept the items listed below to support the borrower's selfemployed business: XXX. Tax Preparer’s Letter: (iii) percentage of borrower’s ownership in the business entity.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. XXX states they do not require percentage of ownership on personal BS program. ; The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. XXX states they do not require percentage of ownership on personal BS program.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

16279731	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; Initial Closing Disclosure Delivery Date Test; Charges That Cannot Increase Test	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; Please provide the missing Initial CD in order to complete TRID testing; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; Please provide the missing Initial CD in order to complete TRID testing; This loan failed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; This loan passed the charges that cannot increase test. (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

12104136	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting FICO does not meet Guideline Minimum Required	Underwriting FICO of XXX is less than the minimum required guideline FICO of XXX. Per the XX/XX/XXXX, minimum FICO is XXX for an XXX. Per the Borrower's self employment business documents in the file, the subject property is used for their XXX. Per the appraisal photos, subject property is an XXX.	Lender exception provided for FICO	2	B	B	B	B	Appraisal guideline violation	Appraisal guideline violation: There are XXXk in cost to cure repairs listed on the appraisal to convert the subject back to a XXX bedroom XXX bath property. The subject is currently a XXX bedroom XXX bath XXX. Per Lender Guidelines XXX Mixed Use Properties - An XXX / XXX can be considered on a case-bycase basis if it is a residential property where the property has not been modified or otherwise detracting from the marketability of the property from its residential use. A mixed-use property as defined by XXX is a XXX unit residential property with a home-based business. The following requirements must be met: XXX. The borrower must be both the owner and the operator of the business; XXX. The business cannot interfere or conflict with the residential use of the property; XXX. The property cannot have been altered in any way that would indicate any use, design, or appeal other than residential; XXX. There must be no hazardous material being used or stored at the subject property; and XXX. The market value of the property must be solely a function of its residential characteristics, rather than of the business use.	Lender exception in file to reduce loan amount by $XXX which is XXX% of the $XXX cost to cure.	1	A	A	A	A	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

55697544	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXXk.; XXX. The file is missing the final closing statement for property acquisition, showing the purchase price. Addendum of contract #XXX states "the purchase price will be the same amount that is on the closing statement for acquisition". There is a partial closing statement attached to the contract, but the first page is missing. Client to provide all pages of the closing statement that is attached to the contract, showing purchase price. The seller’s acquisition of the property was XX/XX/XXXX for $XXXk and audit is using the value of $XXXk. XXX. There is no proof of XXX in the file to verify the Borrower’s XXX% or more investment in the subject property to use the market value for LTV. The Borrower received $XXX in funds from the seller's closing statement in file at time of property acquisition. Per lender’s guidelines section XXX Lease Option to Purchase - The value for determining the loan-to-value ratio will be the PURCHASE PRICE reflected on the option agreement or the appraised value, whichever is less, if: The borrower’s earnest money deposit is less than XXX percent (XXX%) of the sales price. The value for determining the loan-to-value ratio will be the current reconciled MARKET VALUE, if: The borrower(s) has equal to or greater than three percent (XXX%) of the sales price invested by: - Earnest Money Deposit; XXX - The XXX provided “sweat equity” in the form of property improvements with receipts for materials as well as a detailed list of all such improvements including time to completion. ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. XXX. The file is missing the final closing statement for property acquisition, showing the purchase price. Addendum of contract #XXX states "the purchase price will be the same amount that is on the closing statement for acquisition". There is a partial closing statement attached to the contract, but the first page is missing. Client to provide all pages of the closing statement that is attached to the contract, showing purchase price. The seller’s acquisition of the property was XX/XX/XXXX for $XXXk and audit is using the value of $XXXk. X. There is no proof of XXX in the file to verify the Borrower’s XXX% or more investment in the subject property to use the market value for LTV. The Borrower received $XXX in funds from the seller's closing statement in file at time of property acquisition. Per lender’s guidelines section XXX Lease Option to Purchase - The value for determining the loan-to-value ratio will be the PURCHASE PRICE reflected on the option agreement or the appraised value, whichever is less, if: The borrower’s earnest money deposit is less than three percent (XXX%) of the sales price. The value for determining the loan-to-value ratio will be the current reconciled MARKET VALUE, if: The borrower(s) has equal to or greater than three percent (XXX%) of the sales price invested by: - Earnest Money Deposit; OR - The Optionee provided “sweat equity” in the form of property improvements with receipts for materials as well as a detailed list of all such improvements including time to completion.	Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.	2	B	B	B	B	Appraisal guideline violation; No Property Findings	Appraisal guideline violation: XXX. The file is missing the final closing statement for property acquisition, showing the purchase price. Addendum of contract #XXX states "the purchase price will be the same amount that is on the closing statement for acquisition". There is a partial closing statement attached to the contract, but the first page is missing. Client to provide all pages of the closing statement that is attached to the contract, showing purchase price. The seller’s acquisition of the property was XX/XX/XXXX for $XXXk and audit is using the value of $XXXk. XXX. There is no proof of XXX in the file to verify the Borrower’s XXX% or more investment in the subject property to use the market value for LTV. The Borrower received $XXX in funds from the seller's closing statement in file at time of property acquisition. Per lender’s guidelines section XXX Lease Option to Purchase - The value for determining the loan-to-value ratio will be the PURCHASE PRICE reflected on the option agreement or the appraised value, whichever is less, if: The borrower’s earnest money deposit is less than three percent (XXX%) of the sales price. The value for determining the loan-to-value ratio will be the current reconciled MARKET VALUE, if: The borrower(s) has equal to or greater than three percent (XXX%) of the sales price invested by: - Earnest Money Deposit; OR - The Optionee provided “sweat equity” in the form of property improvements with receipts for materials as well as a detailed list of all such improvements including time to completion. ; Property and valuations related findings were not identified on the loan.	Ok per XXX to take this as a Lease Option without a direct XXX% EMD, borrower and seller had previous agreement for $XXXK of work borrower completed on sellers other REO as sweat equity. There is no final closing statement for acquisition since the contract was not perfected until this transaction as a purchase. Full appraisal value of $XXXK is being used on exception. Comp factors, XXX FICO, only a single negative trade in last XXX years, S/E for XXX years, subject in XXX good condition having been recently remodeled.	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
14056757	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Asset Documents are Incomplete	Borrower liabilities verified indicator is Partial. File is missing evidence of HOA dues for the REO located on XXX. Addtional conditions may apply.; Asset Documents are Incomplete: File is missing fully executed gift letter to cover the final cash to close of $XXX paid by gifter. Gift letter in file reflects only $XXX.	Borrower liabilities verified indicator is Present; Funds were wired directly to the title company from the sale of the non-borrowing spouse home and the borrower only needed $XXX,XXXX to close the transactions, any overage would be refunded back. The borrower received $XXX,XXXX gift, but only $XXX,XXXX was needed to close the transaction, which is within the $XXXK gift letter.	1	A	A	A	A	Title Issues Present; No Property Findings	The following issues were noted: Title did not search against borrower's legal name as listed on passport of XXX. Title indicates only searched under the name XXX. Provide updated title search clearing the borrower using legal name as on passport. Addtional conditions may apply.; Property and valuations related findings were not identified on the loan.	The exception 'Title Issues Present' is cleared.	1	A	A	A	A	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
34788914	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
72422667	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.

57812344	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX. Per lender’s XXX dated XX/XX/XXXX, the maximum loan amount for a rural property is $XXX.	Appraiser did not comment as such, but without a "Resort" option to describe the market characteristics, "Rural" is the next best option. UW deems the market to NOT have the same risks associated with a rural property. Market trends per appraiser reflect stable, balanced supply/demand and under X mos marketing time. UW is NOT placing a Rural adjustment on LTV/Loan amount and price/rate. Further support of this determination is the intended use as a short-term rental. Well/Septic utilities are not market deterrents in a resort. Again, while it is Rural, and the LOS can be updated to reflect, the terms as-is are acceptable. Exception is made for LTV and Loan amount in a Rural location.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

98756473	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
32731076	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has stable job time - Borrower has XXX years at job.

75787394	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

95668672	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Asset Documents are Incomplete	The loan meets all applicable credit guidelines.; Asset Documents are Incomplete: Documentation to verify the receipt of gift funds is not in file. Guideline section XXX Gift Funds states acceptable evidence of receipt of gift funds may include: Copy of the wire receipt from the donor's account into the borrower's account; OR Copy of the certified check from the donor to the borrower; OR If the gift funds were deposited directly in escrow, a copy of the check with a certified escrow deposit or wire receipt showing funds were from the donor's account is required; OR If the gift funds were deposited directly to the borrower's bank account, a complete bank statement showing the deposited amount and date of deposit with ability to tie the relevant deposit(s) to the Donor.	The exception 'Asset Documents are Incomplete' is cleared. Verified X gift funds were submitted thru wires. Verified X gift of Xk was submitted to borrower and part of verified closing funds.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; The loan is in compliance with all applicable laws and regulations.
Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

22952833	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. File is missing supporting documenation for HOA dues on departure property located at XXX. Provide evidence of HOA.; The loan meets all applicable credit guidelines.	Borrower liabilities verified indicator is Present	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

53612800	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan Test; No Compliance Findings	This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.; The loan is in compliance with all applicable laws and regulations.
Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

64510862	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; DSCR is less than guideline minimum	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of ___.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Qualifying DSCR of ___ is less than guideline minimum requirement of XXX.	Per Sr management okay to use XXX for qualifying credit score. Ok per XXX to close as DSCR at XXX% LTV with .X DSCR, borrower cannot go full doc. ; Per Sr management okay to use XXX for qualifying credit score. Ok per XXX to close as DSCR at XXX% LTV with .X DSCR, borrower cannot go full doc. ; Ok per XXX to close as DSCR at XXX% LTV with .X DSCR, borrower cannot go full doc. Debts are still accounted;
for but there is no income and no DTI ratio. Comp factors, XXX FICO, no mortgage lates in last X years, X+ months reserves, subject in average condition with no adverse conditions, inadequacies or repairs noted.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
76709003	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
48326824	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

11044109	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99468401	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

85986446	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. A satisfactory rental history was provided in the file, however, it only covers the previous XXX months. Per lender’s guidelines section XXX Verification of Rent Payments; A rental payment history covering the last XXX (XXX) months requires verification.	XX/XX/XXXX - Ok per XXX for an incomplete XX-month rating per Sec XXX, comp factors, XXX FICO, AAA credit, S/E for XX+years, subject in CX overall good condition having been recently remodeled.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
95674593	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Asset Documents are Incomplete	There is no documentation in file to verify the borrower's ownership of XXX or the letter of explanation regarding the impact of the use of business funds on the business. Guideline section XXX Business Deposit Accounts states the borrower must own the business contributing the closing funds. Verification of business deposit accounts such a checking, savings, certificate of deposit, and money market accounts must include the following documentation: Copy of the borrower's two most recent bank statement(s) for the account(s) in which the funds for the down payment are to be withdrawn; AND Hand written Letter of Explanation executed by the majority of the business' ownership describing the potential impact on the business if business funds are used for closing.	Credit director is making exception for use of Business assets impact letter: this loan is not dependent on income from that business for repayment. An impact letter is deemed irrelevant to the borrower’s ability to repay. Loan is qualifying solely based on income from the subject property. The business "XXX" can fail completely without impact to the qualifying income.	1	A	A	A	A				1	A	A	A	A
17941666	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Liabilities Verificiation Indicator is Missing; Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Borrower Employment Verification does not meet guidelines; Qualifying DTI exceeds Guideline Maximum Allowable; Asset Documents are Incomplete; Interested Party Contribution – Exceeds Guidelines	Borrower liabilities verified indicator is Missing. Borrower's personal bank statements reflect a recurring payment to the IRS of $XXX paid each month. Provide supporting documentation that this recurring payment to the IRS is paid in full. Additional conditions may apply.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of $XXX. Guidelines section XXX reflect that Seller Credits are limited to XXX% when the LTV is over XXX%. Contributions from real estate agent may be allowed however the excess contribution over XXX% must be subtracted from the purchase price for the calculation of LTV/CLTV. Seller XXX + real estate agent credit of $XXX resulted in XXX% or $XXX, this $XXX was subtracted from the purchase price resulting in the LTV exceeding the guideline maximum of XXX%.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX based on a loan amount of XXX and value used for CLTV of $XXX. Guidelines section XXX reflect that Seller Credits are limited to XXX% when the LTV is over XXX%. Contributions from real estate agent may be allowed however the excess contribution over XXX% must be subtracted from the purchase price for the calculation of LTV/CLTV. Seller XXX $XXX + real estate agent credit of $XXX resulted in XXX% or $XXX, this $XXX was subtracted from the purchase price resulting in the LTV exceeding the guideline maximum of XXX%.; File is missing Xrd party validation of the tax preparer that valdiated the XXX% ownership for borrower in the company.; Qualifying DTI of XXX exceeds guideline maximum of XXX. Audit review of XXX months bank statements resulted in a lower monthly average income of o $XXX vs the lender's use of $XXX. Audit excluded "transfers" from XXX on all months (Lender did not appeare to exclude all XXX transfers) also excluded were "telephone" transfers along with the transfers from other accounts. Transfers in would not be "income" unless those transfers can be sourced as business income for services and not just money being moved from one account to another. Lender to provide supporting documentation to support transfer in deposits are income from third party sources for services provided. Additional condtions may apply. ; Asset Documents are Incomplete: Lender/borrower to provide detailed information regarding the check for $XXX of the partial XXX paid to XXX by XXX on XX/XX/XXXX with gift letter to borrower for this XXX for subject with a subsequent check written by borrower to back to XXX on XX/XX/XXXX for this same amount and listing the subject property. Further explanation is required for the HOA Certificat that lists the subject buyer as XXX as of XX/XX/XXXX. Additional conditions may apply. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines.	Borrower liabilities verified indicator is Present. Exception cleared with credit, fraud and title showing no tax liens. ; XX/XX/XXXX - Ok per XXX to extend the XXX and other contribution limits to XXX% at XXX% LTV (sec XXX) rather than to lower review value. Comp factors, XXX FICO, S/E for XXX+ years, XXX+ months reserves after closing, subject in CX condition. ; XX/XX/XXXX - Ok per XXX to extend the XXX and other contribution limits to X% at XXX% LTV (sec XXX) rather than to lower review value. Comp factors, XXX FICO, S/E for XXX+ years, XXX+ months reserves after closing, subject in CX condition. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. CPA verification provided.; XX/XX/XXXX: Audit has re-reviewed the lenders rebuttal and by using the figures based on their attestation and the fact that their guidelines allow for these transfers has resulted in the qualifying DTI now below XXX, condition cleared. ; The exception 'Asset Documents are Incomplete' is cleared.; XX/XX/XXXX - Ok per XXX to extend the XXX and other contribution limits to XXX% at XXX% LTV (sec XXX) rather than to lower review value. Comp factors, XXX FICO, S/E for XXX+ years, XXX+ months reserves after closing, subject in CX condition.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

12782371	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Per lender’s guidelines section IV. Income Documentation Programs; Alternative Documentation; XXX Only and Profit & Loss (P&L) Programs. Specific to the P&L Program: Applicant will provide a “third party” prepared profit and loss statement for their self-employed business(es) on the preparer’s letterhead and bank statements for the most recent XXX days to track current year to date, which should show gross deposits consistent (within XXX%) to the revenue of the P&L. The file is missing bank statements for the most recent XXX days to track current year to date income. Additional conditions may apply	XX/XX/XXXX - Ok per XXX to forego the XXX months bank statements, comp factors, XXX FICO, no mortgage lates in last XXX years, S/E for XXX+ years, subject in XXX condition having been fully remodeled in the last XXX years.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

42489155	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	Hpml with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
72220137	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Minimum Trade Line Requirement Not Met; Interested Party Contribution – Exceeds Guidelines	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Per lender’s guidelines section XXX Minimum Credit Depth; A minimum credit depth of XXX (XXX) acceptable trade lines aged individually for a minimum of XXX (XXX) years is required for LTVs greater than XXX%. The credit report provided has XXX qualified trade lines. The lender approved the credit depth with the VOR provided, as GLs permit with management discretion. ; The Interested Party Contributions of XXX% exceed XXX% allowable per guidelines. Per lender’s guidelines section XXX Maximum Contributions, Owner Occupied; Limited to non-reoccurring closing costs (“XXX”) only by seller. XXX max XXX%	A lender exception was approved for credit depth with VOR provided.; XX/XX/XXXX - Ok per XXX for excessive contributions from interested parties, comp factors, XXX% purchase, no housing late payments in last XXX years, S/E for XXX+ years, subject is a new build from XXX	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

82440649	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial	The Underwriting Loan Approval Worksheet reflects a proposed housing payment that includes 'other' for $XXX; however, there is no documentation in file to verify the source of this portion of the housing payment. The HOA Certification reflects monthly HOA dues per unit of $XXX; however, the appraisal indicates $XXX/year. Therefore, a letter of explanation from the HOA is required to confirm the monthly dues. Guideline section XXX Borrower's Debts and Liabilities states the borrower's debts and liabilities include all revolving charge accounts, installment loans, real estate loans, negative income from rental properties, stock pledges, alimony, child support, and all other debts of a continuing nature. Verification is required for any other liability not reflected on the credit report.	Borrower liabilities verified indicator is Present. HOA Cert shows $XXX per month. Audit updated to reflect $XXX per HOA cert and XXX rebuttal. New DTI is XXX% and within lender GLs. XXX removed additional flood premium.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

71567652	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
38086148	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.

37380103	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
11451409	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

66519727	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Loan amount is greater than the maximum loan amount allowed per guidelines	Loan amount of XXX is greater than the maximum loan amount allowed per guidelines of XXX. Per lender’s XXX dated XX/XX/XXXX, the maximum loan amount for a B+ grade or FICO equal to or greater than XXX.	A lender exception allowing the loan amount to exceed the maximum was provided.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
38734924	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Title Issues Present; No Property Findings	The following issues were noted: The Borrower was not the owner of record at the time of loan origination or closing. Title was held in the Borrower's business name only. Per lender guidelines XXX - Properties that have sold more than once in the previous XXX (XXX) months must be prudently analyzed for value discrepancies and to ensure the property has not been involved in a “pyramid or flip” scheme. A “pyramid or flip” scheme is initiated in an effort to inflate property values within a certain market area. Examining recent changes to title on the property and information disclosed on the appraisal report may uncover possible “pyramid or flip” schemes. Generally, an applicant that is added to title via quit claim must be on title for at minimum 90 days before applying for a refinance transaction with case-by-case exceptions for inheritance, divorce, etcetera.; Property and valuations related findings were not identified on the loan.	XX/XX/XXXX: The exception 'Title Issues Present' is cleared. Copy of the Articels of Organization provided confirming both borrower and borrowers's spouse as authorized persons for XXX, condition cleared.	1	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan	HPML with established escrow and met Appraisal requirement; This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; HPML with established escrow and met Appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has XXX years at job.

88057227	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	1	A	A	A	A	2	B	B	B	B	Origination Appraisal is Partial; Appraisal guideline violation	Origination Appraisal is Partial. Appraisal in file does not contain photos of the "XXX" reflected in the property listing and on the appraisal report as the "XXX" and comment on soundness. Additonal conditions may apply.; Appraisal guideline violation: Guideline section XXX states that highly unique properties are inelligible. Lender exception in file allowing subject LTV to XXX%.	XX/XX/XXXX - approved by XXX with rate hit of XXX; XXX% for unique property with LTV restricted to XXX% Ok per XXX for lack of description of XXXX and additional pics per XXX, comp factors, XXX% OO purch, XXX FICO, no history of mortgage lates, XXXyears; ; Lender exception in file to allow for the unique property to XXX%. LTV/CLTV.	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

55824487	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval; Liquid Reserves are less than Guidelines Required; Insufficient cash to close.; Asset Documents are Incomplete	The borrower income verification does not match approval. Guidelines Section X.XX IX. File is missing required Xrd party lookup for the Registered Tax Preparer used to validate the XXX% percentage of ownership in company. ; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.File is missing XXX consecutive bank statements verifying sufficient liquid assets for reserves. Missing evidence the sale proceeds were deposited to borrower's owned account reflecting a reserve balance of XXX to cover the required reserves.; Cash to close in the amount of XXX is greater than the available asset amount of XXX..File is missing XXX consecutive bank statements verifying sufficient liquid assets for cash to close of $ XXX. Missing evidence the sale proceeds were deposited to borrower's owned account and subsequent withdrawal of cashier’s check for the cash to close.; Asset Documents are Incomplete: File is missing XXX consecutive bank statements verifying sufficient liquid assets for closing. File is missing evidence the sale proceeds were deposited to borrower's owned account for the subseqent withdrawal of the cashiers check of $XXX provided for cash to close.	The borrower income verification does match approval ; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX. Audit verified net proceeds on final HUD from sale of property $XXX. ; Sufficient cash to close is documented. Audit verified net proceeds on final HUD from sale of property $XXX. ; The exception 'Asset Documents are Incomplete' is cleared. Audit verified net proceeds on final HUD from sale of property $XXX.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

65926355	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
53965049	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. File is missing documentation the borrower is XXX% owner of XXX to support use of XXX% of the income. Provide copy of the Articles of Incoporation / Tax preparer letter verified by XXXrd party lookup that supports XXX% ownership.	The borrower income verification does match approval	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

99398824	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool for the borrower. Additional conditions may apply. ; The loan meets all applicable credit guidelines.	Fraud report Present. No issues on fraud.	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

29374754	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

48175301	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

91005202	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The borrower does not have documentation to support self-employment covering the most recent XXX (XXX) years, and the bank statement program was used to document income. Borrower started SE business XX/XX/XXXX per documents in file. Per lender’s guidelines section IV. Income Documentation Programs; Alternative Documentation; XXX or XXX Month Bank Statement Program. Acceptable documentation supporting the existence of the business for the most recent XXX (XXX) years must be obtained. (Refer to the Acceptable Evidence of Self-Employed Business).	The borrower income verification does match approval. Audit verified new loan program.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.

90480724	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

53023323	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Employment Verification does not meet guidelines	The borrower is a First Time Home Buyer, which is not allowed on the Written VOE program. Guideline section Written VOE Program states the WVOE Program will be documented and limited to No First Time Home Buyers.	An approved exception is in file to allow for the First Time Home Buyer with a maximum LTV of XXX%.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

40049166	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Lender approved exception for XXX% LTV - property is a condo-hotel.; Lender approved exception for XXX% LTV - property is a condo-hotel.	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

45210250	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

68610333	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

87615498	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

40630194	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

45236842	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Housing history does not meet guidelines	A chain of title is not in the file. Per Lender Guideline section XXX - Properties Owned Free & Clear states in the absence of a mortgage/rental rating on subject properties owned free and clear, a chain of title covering the last twelve months must be obtained and reviewed by the underwriter for property flipping and/or suspicious or conflicting property transfers.	Housing delinquency meets guidelines.	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
16607531	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.

66297320	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Borrower Income Verification does not match Approval; Fully Executed Purchase Contract is Partial; Liquid Reserves are less than Guidelines Required; Asset Documents are Incomplete	The borrower income verification does not match approval. Guidelines XXX requires use of a qualifying bonus income to have likeliness to continue. Borrower's bonus income was a "sign-on" bonus that will end XX/XX/XXXX. Lender exception in file to accept the sign-on bonus as income for calculation of the DTI.; The fully executed purchase contract is Partial, File is missing all pages of purchase agreement. Request for Repair # X signed and dated XX/XX/XXXX as partial acceptance by seller and buyer reflects a change in the purchase price to $XXX and reflected seller credit value of $XXX. On XX/XX/XXXX Addendum # XXX reflected seller credits be "reduced" to $XXX. Lender to provide all supporting addendums, counter offers and any addtional requests for repair addendums signed by seller and borrower for this tranaction. Addtional conditions my apply.; The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.; Asset Documents are Incomplete: File is missing supporting documentation reflecting the $XXX gift funds transfer from gifter's Fidelity account ending in XXX to borrower's bank account to support the funds to close.

File is missing supporting documentation for the "transfers" into the borrower's savings account prior to closing in the amounts of $XXX from unknown party (no gift letter ) and transfers of $XXX from unknown account to borrower. These funds were used to support the closing and were not seasoned XXX days as required per guidelines section XXX.	; Lender exception in file to accept the sign-on bonus as income for calculation of the DTI.; XX/XX/XXXX: The fully executed purchase contract is Present; ; Lender allows XXX% tolerance for variance in the cash to close, this variance applied would support sufficient funds in reserves.; XX/XX/XXXX: The exception 'Asset Documents are Incomplete' is cleared.	1	A	A	A	A	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Third Party Valuation Product Provided	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

16848025	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Initial Credit Application is Partial; Fully Executed Purchase Contract is Partial	Initial credit application is Partial. File is missing complete co-borrower section of the signed initial credit application from XX/XX/XXXX; The fully executed purchase contract is Partial. File is missing addendum to contract # XXX that extended the closing date beyond XX/XX/XXXX.	Initial credit application is Present; The fully executed purchase contract is Present	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
55064558	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

16892397	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrows and appraisal requirements met. ; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

38543550	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Rate Term Refinance Borrower initiated	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Asset Documents are Incomplete; Guideline Seasoning not Met	Asset Documents are Incomplete: File is missing a gift letter for the Interfamily Transfer transaction reflecting the relationship to borrower and that the equity gifted to borrower is not expected to be paid back.; Guideline seasoning requirement has not been met. Guidelines section XXX refelct the loan must be a purchase or rate and term refianance.
The Closing CD reflects a payout for renovations of $XXX that is not a lien on title thus would be considered "cash out" since it is in excess of the XXX% allowed for a rate/term.

Guideline section XXX states that transactions where the giftor are residing in the subject property will be considered straw transaction and are not allowed. The Deed of Gift and mortgage statements all reflect the address of the subject for giftors address.	XX/XX/XXXX: Audit has reviewed the lenders rebuttal and has validated that the borrower has lived in the subject as of XXX confirming vesting interest in the property along with a copy of the Deed of Gift, audit agrees gift letter not required, condition cleared.; XX/XX/XXXX - Ok per XXX to allow non-vested borrower to refinance the subject property, comp factors, borrower documented they have made the mortgage payments directly to the servicer for the last XX months as their OO residence, XXX% LTV, XXX FICO, XXX credit, S/E for XXX+ years, subject property in CX condition.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

12609665	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
42354146	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

72642153	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Borrower Employment Verification does not meet guidelines	Third party documentation to verify the CPA is not in file. Guideline section IX. Acceptable Evidence of Self-Employed Business states when a tax preparer's letter is provided for verification of a current and active business, the letter must be on tax preparer's letterhead; tax preparer's license verification, from municipal, state or federal licensing boards or proof of their business' existence; and signed letter from the borrower's tax preparer.	The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

61604525	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing.	Fraud report Present.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

47420435	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial; Asset Documents are Incomplete	The fully executed purchase contract is Partial Guidelines section XXX require a copy of the Third-Party Home inspection to be provided when is a requirement of the purchase contract. Report was not found in file and is listed as a requirement of the contract. Provide copy of the home inspection for review, additional conditions may apply.; Asset Documents are Incomplete: Funds to close in the amount of $XXX came from XXX. The bank statement in file dated XX/XX/XXXX for XXX did not reflect a balance sufficient to fund the cash to close. Provide updated XXX transasction history to support sufficient funds to close from that account.	XX/XX/XXXX: Audit has reviewed the lenders rebuttal and accepts the clients attestation that XXX retains sole discretion in the interpretation of their guidelines and as there is an unknown and they will not require the inspection, condition cleared. ; The exception 'Asset Documents are Incomplete' is cleared. Note date XX/XX/XXXX. New lender gls XX/XX/XXXX - When a borrower has multiple accounts verified: as long as the sum total off all;
accounts is sufficient to close and the funds are received from any one or a combination of those known accounts no additional proof is required (wires, transfers, etcetera).	1	A	A	A	A	Title Issues Present; No Property Findings	The following issues were noted: HOA certificate reflects the subject property has "co-ownership or Co-Op" agreement. Guideline section XXX reflects that Cooperatives are inelligible property types. ; Property and valuations related findings were not identified on the loan.	The exception 'Title Issues Present' is cleared. Title and appraisal show property as fee simple.	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

63364969	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

33886333	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
44059205	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fully Executed Purchase Contract is Partial	The fully executed purchase contract is Partial Guidelines section XXX require a copy of the Third-Party Home inspection to be provided when is a requirement of the purchase contract. Report was not found in file and is listed as a requirement of the contract. Provide copy of the home inspection for review, additional conditions may apply.	The fully executed purchase contract is Present	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

36151404	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

20352341	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

42071855	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	Borrower three residency documentation not provided or issue with documentation.	The file is missing an executed XXX for Borrower XXX. Per Lender Guidelines Section XXX - Specific Closing Document Requirements states each of the following must be met: Executed XXX form.	XX/XX/XXXX - Ok per XXX to forego the XXX form, comp factors, XXX% LTV, no negative public records, positive DSCR, XXX+ months reserves after closing, subject well maintained with modern kitchen.	2	B	B	B	B	Title Issues Present; No Property Findings	The following issues were noted: Xrd Borrower added to loan is a foreign national on a non-foreign national DSCR loan. ; Property and valuations related findings were not identified on the loan.	Exception granted by XXX, Adding third borrower, XXX. Approved XX/XX/XXXX	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

64209008	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool for the borrower(s).	Fraud report Present. Fraud report received for all borrowers on loan, no issues.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
76048751	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

17501533	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Cash to Borrower Exceeds Maximum Allowable; Guideline Seasoning not Met	Cash to borrower exceeds maximum allowable. Guideline maximum for a rate /term transaction as approved by lender : Section XXX borrower may receiive incidental cash back up to the greater of $XXX or XXX% of the loan amount /$XXX. Final Settlement in file reflects the borrower received $XXX in cash proceeds. ; Guideline seasoning requirement has not been met.
Per Appraisal the seller of the subject property to borrower took title by a Warranty Deed XXX day prior to subject sale to borrower, which would indicate this as a flip transaction.  Provide third party detail to support the specific purchase price for subject property.  The copy of the purchase agreement in the file for subject at $XXX is not supported by other details found in the file as transaction was for XXX like properties,  $XXX would suggest $XXX each for a purchase price. Additional conditions may apply.
Cash to borrower does not exceed maximum allowable. According to the payoff, the amount due on the blanket mtg was $XXX. It looks like the borrower needed to bring an additional $XXX to payoff that blanket. Management okay with clearing and still considering this a rate term refi.; Guideline seasoning requirement met, exception resolved.	1	A	A	A	A	Title Issues Present; Appraisal guideline violation	The following issues were noted: (XXX) Payoff missing from mortgage holder specific to the amount required to release subject property from blanket mortgage lien.; Appraisal guideline violation: File is missing purchase actual price of subject to confirm value for the correct calculation for the LTV/CLTV. File contained receipts to support work was completed on subject to increase the value however Guidelines XXX state that improvements are to be supported by documentation from a third party contractor stipulating what improvements have been made and at what cost. Receipts in file are generic, do not cite property address and appraiser does not confirm the improvements made by borrower except for the repair of the whole in the ceiling. Lender to review and provide exception for final value for LTV/CLTV calculations.	The exception 'Title Issues Present' is cleared. Lien for subject was paid off thru XXX loan for property at XXX. Client provided final CD.; Appraisal guideline violation is now acceptable.	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

81418635	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
37059785	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool for the borrower. Additional conditions may apply.	Fraud report Present.	1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
32090515	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
27761055	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
38203355	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	Borrower Liabilities Verification Indicator is Partial; Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable; Fully Executed Purchase Contract is Partial; Asset Documents are Incomplete	Borrower liabilities verified indicator is Partial. Borrower to provide LOE regarding the mailing address of XXX on the XXX account ending in #XXX. ; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX. Guidelines limit DSCR of less than XXX to max of XX% LTV ( XXX% less XXX% reduction). ; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX. Guidelines limit DSCR of less than XXX to max of XXX% LTV ( XXX% less XXX% reduction). ; The fully executed purchase contract is Partial. File is missing addendum to support the personal property conveyed with purchase was for no consideration.; Asset Documents are Incomplete: File is missing copies of the translated bank statements required per section XXX of guidelines when assets are held in a foreign bank. Provide translated statements for XXX #XXX and #XXX, XXX # XXX including evidence of conversion from XXX to XXX for XXX accounts. Addtional conditions may apply.	Borrower liabilities verified indicator is Present. LOE received from client.; Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.; The fully executed purchase contract is Present; The exception 'Asset Documents are Incomplete' is cleared.	1	A	A	A	A	1	A	A	A	A	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Provided. Not required on business purpose loans.	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

18105417	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.

29626062	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Not Provided	Evidence of Rate Lock Provided	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

40969835	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A				1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
47171327	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A				1	A	A	A	A	Property located in FEMA Declared Disaster Area with no subsequent Property Inspection	FEMA declared XXX in a disaster area (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX The appraisal in file is dated XX/XX/XXXX and shows no damage, however the appraisal date is prior to the FEMA declaration date. A Post Disaster Inspection is required.	Post Disaster Inspection provided reflecing no damage.	1	A	A	A	A					Borrower has more than XXX years at current residence - Borrower at current residence XXX years
25637719	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

61235635	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Second Home	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
58276726	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Debt Consolidation Proceeds used to pay off existing loans other than loans secured by real estate	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with establish escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXX.XX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June X, XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (X.XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
48263900	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

71153657	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Housing history does not meet guidelines	Housing history does not meet guidelines. Settlement statement on departure property reflects a XXX line to XXX. File is missing a VOM to reflect XXX or evidence is a no payment grant. Additional conditions may apply.	XX/XX/XXXX - Ok per XXX to forego further info regarding city lien on the non-subject previous sale per Sec XXX, comp factors, very small original lien amount of XXX, XXX% XXX, XXX FICO, A grade credit, S/E for XXX+years, XXX+ months reserves after closing, subject property is a new build. Thank you.	1	A	A	A	A	Reasonable Comps Indicator is No	Reasonable comps indicator is No. Appraiser to confirm the photos used for the comparable sales are accurate. Comparable # XXX is reflected as a XXX car garage with upward adjustment, however the photo for this comparable is a XXX car garage with a deep driveway with XXX to XXX car parking. Comparable XXX the house nubmer does not match the address listed in the grid. Appraiser to provide updated photo's and confirm grid detail is a match to the comparable photos. Additional conditions may apply.	Reasonable comps indicator is Yes	1	A	A	A	A	Higher-Priced Mortgage Loan; NC RSHL Average Prime Offer Rate APR Threshold Exceeded	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.; This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

44937928	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Hazard Insurance Coverage is Not Sufficient.	Hazard insurance coverage of XXX is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided. Appraisal does not provide a replacement cost for subject.	Hazard insurance coverage is sufficient.	1	A	A	A	A	1	A	A	A	A	XXX Higher-Priced Mortgage Loan Finding; Higher-Priced Mortgage Loan	This loan is a higher-priced mortgage loan. XXX
The loan is a higher-priced mortgage loan as defined in the XXX due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.
For information on higher-priced mortgage loans, please see the XXX Higher-Priced Mortgage Loan Alerts below.; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
19112947	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Safe Harbor QM (APOR)	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.

45825376	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $XXX.
; Borrower X has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

93665222	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Fraud Report Missing	Fraud report Missing. Please provide a completed third party fraud report/tool for the borrower(s). Additional conditions may apply.	Fraud report Present.	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
97396093	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Underwriting LTV exceeds Guideline Maximum Allowable; Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender exception in file for LTV/CLTV; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.; Lender exception in file for LTV/CLTV	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.

28669342	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	1	A	A	A	A	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of X.XX or $X.XX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years

69841785	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Other than first time Home Purchase	Non-QM: Lender documented all ATR UW factors	2	B	B	B	B	2	B	B	B	B	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX. Per lender matrix dated XX/XX/XXXX, XXX months of PITIA reserves are required at XXX% LTV.	A lender exception was provided to waive the reserve requirement	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirement; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																																								; Borrower Years On Job Exceeds XXX years - Borrower Years On Job Exceeds XXX years
68153144	XXXXX	XXX	$XXXXXX	XXX	XX/XX/XXXX	Owner occupied	Cash Out: Other Multi purpose Unknown purpose	Non-QM: Lender documented all ATR UW factors	1	A	A	A	A	1	A	A	A	A	Title Policy is Partial	Title policy is Partial. The title commitment provided indicates a XXX subordinated lien for a solar lease (exception XXX). Please provide proof of subordination with a new UCC filing and/or final title policy.	Title policy is Present	1	A	A	A	A	1	A	A	A	A	Higher-Priced Mortgage Loan	HPML with established escrow and met appraisal requirements; Higher-Priced Mortgage Loan ( XX CFR §XXXXX(a)(X) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XX/XX/XXXX, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by X.X% or more.	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.

44573268	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Rate Term Refinance Borrower initiated	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	XXX < XXX minimum required for loan amounts under $XXX	[XXX] XXX DSCR < XXX minimum required for loan amounts under $XXX		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					>XXX year as real estate investor, XXX+ years at subject property
43024373	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	A	A	A	A	XXX Rural property with less than XXX% built-up neighborhood is ineligible per guideline section XXX	[XXX]Rural property with less than XXX% built-up neighborhood is ineligible per guideline section XXX		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					FICO XXX, XXX months reserves, multiple paid as agreed mtgs, XXX+
52127623	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] The loan meets all applicable guidelines	[XXX] The loan meets all applicable guidelines		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
66244575	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	XXX LTV > XXX% limit for XXX on an Investor Connect product. XXX states exception approved for XXX% LTV, however, exception approval is not in file	[XXX] XXX% LTV > XXX% limit for DSCR XXX on an XXX product. XXX states exception approved for XXX% LTV, however, exception approval is not in file		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					FICO XXX, X+ years on job/self-employed, >X year as real etate investor, multiple paid as agreed mtgs, XXX+
45748773	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] Missing operating agreement or shared access letter for "XXX" to allow the use of funds in XXX. Cannot prove XXX owns XXX% of the company based off of the certificate of good standing or articles of incorporation in file [XXX] Missing lease for Unit XXX. Appraisal states Unit XXX has a tenant and Unit XXX is vacant.	[XXX] Missing operating agreement or shared access letter for "XXX" to allow the use of funds in XXX acct #XXX. Cannot prove XXX owns XXX% of the company based off of the certificate of good standing or articles of incorporation in file [XXX] Missing lease for Unit XXX. Appraisal states Unit XXX has a tenant and Unit XXX is vacant		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
70068355	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	A	A	A	A	[XXX] Condo has not been XXX% turned over to the HOA. Additionally, the appraisal states the building is a condotel which is ineligible per section XXX of guidelines	[XXX] Condo has not been XXX% turned over to the HOA. Additionally, the appraisal states the building is a condotel which is ineligible per section XXX of guidelines		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					FICO XXX, LTV XXX%, XXX months reserves
10793618	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] The loan meets all applicable guidelines	[XXX] The loan meets all applicable guidelines		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
73754180	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] Missing XXX months payment history required from Property Management Provider	[XXX] Missing XXX months payment history required from Property Management Provider		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
96786070	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] Missing conveyance deed from XXX and XXX to XXX	[XXX] Missing conveyance deed from XXX and XXX to XXX		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
28977958	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	[XXX] Seller acting as both listing and selling agent	[XXX] Seller acting as both listing and selling agent		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					XXX FICO, XXX% LTV, XXX+
25249504	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Cash Out: Other Multi purpose Unknown purpose	ATR/QM: Exempt	1	A	A	A	A	1	A	A	A	A	[XXX] Hazard insurance policy is missing rent loss coverage	[XXX] Hazard insurance policy is missing rent loss coverage		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A
80652358	XXXXX		XXX	$XXXXXX	XXX	XX/XX/XXXX	Investment Property	Other than first time Home Purchase	ATR/QM: Exempt	2	B	B	B	B	2	B	B	B	B	XXX < XXX minimum required for loan amounts under $XXX Missing closing protection letter (CPL)	[XXX] XXX DSCR < XXX minimum required for loan amounts under $XXX [XXX] Missing closing protection letter (XXX)		1	A	A	A	A				N/A	N/A	N/A	N/A	N/A					FICO XXX, LTV XX%, XXX months reserves